Intangible Assets, Net (Details) - Schedule of estimated future amortization expense	Dec. 31, 2022 USD ($)
Schedule of estimated future amortization expense [Abstract]
2023	$ 1,465,813
2024	1,465,813
2025	1,465,813
2026	1,465,813
2027	1,455,549
Years after	11,337
Total	$ 7,330,138